UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
JULY 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 100.0%
	Shares	Value
CONSUMER DISCRETIONARY — 9.9%
Bed Bath & Beyond*	10,300	$787,641
GNC Holdings, Cl A	11,000	580,580
Macy’s	17,150	829,031
News, Cl A*	4,175	66,508
Target	10,300	733,875
Tupperware Brands	6,000	505,680
Twenty-First Century Fox	16,700	498,996
Walt Disney	7,400	478,410

		4,480,721

CONSUMER STAPLES — 7.5%
Kraft Foods Group	10,533	595,957
Philip Morris International	5,200	463,736
Reynolds American	9,700	479,471
Safeway	25,400	655,066
Unilever ADR	18,250	730,183
Walgreen	8,950	449,737

		3,374,150

ENERGY — 11.7%
BP ADR	16,250	673,400
Chevron	5,450	686,100
EOG Resources	4,100	596,509
Exxon Mobil	6,800	637,500
National Oilwell Varco	4,950	347,342
Noble	17,250	658,950
Occidental Petroleum	8,700	774,735
Royal Dutch Shell ADR, Cl B	12,550	889,418

		5,263,954

FINANCIALS — 14.2%
American International Group*	16,900	769,119
Annaly Capital Management REIT	49,500	590,040
CBRE Group, Cl A*	20,950	485,411
Chubb	5,200	449,800
Citigroup	15,000	782,100
Comerica	14,350	610,449
JPMorgan Chase	15,750	877,748
Prudential Financial	6,950	548,841
SunTrust Banks	20,850	725,372
WR Berkley	12,800	542,336

		6,381,216

HEALTH CARE — 11.8%
Baxter International	6,000	438,240
Cigna	6,700	521,461
Hologic*	31,150	707,105
Humana	4,950	451,737
Johnson & Johnson	12,050	1,126,675
Merck	12,650	609,351
Novartis ADR	10,800	773,388

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
JULY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Pfizer	23,100	$675,213

		5,303,170

INDUSTRIALS — 14.1%
Foster Wheeler*	24,500	525,280
General Electric	40,950	997,952
Koninklijke Philips ADR	20,900	664,411
L-3 Communications Holdings	5,650	526,297
Norfolk Southern	10,600	775,496
Northrop Grumman	7,600	699,656
Rockwell Collins	12,350	878,950
Siemens ADR	7,900	872,634
Southwest Airlines	30,300	419,049

		6,359,725

INFORMATION TECHNOLOGY — 21.9%
Applied Materials	33,700	549,647
CA	14,900	443,126
Cisco Systems	54,300	1,387,365
Corning	40,250	611,397
EMC	33,250	869,488
International Business Machines	5,450	1,062,968
KLA-Tencor	11,800	691,834
Microsoft	21,650	689,119
Nvidia	47,850	690,475
Open Text	7,550	532,502
Oracle	31,300	1,012,555
SanDisk*	7,450	410,644
Symantec	12,800	341,504
Xilinx	12,300	574,287

		9,866,911

MATERIALS — 2.7%
Freeport-McMoRan Copper & Gold	22,600	639,128
Monsanto	6,050	597,619

		1,236,747

TELECOMMUNICATION SERVICES — 1.7%
Vodafone Group ADR	25,150	753,243

UTILITIES — 4.5%
Dominion Resources	14,650	868,891
National Grid ADR	8,200	488,638
PPL	20,450	649,697

		2,007,226

TOTAL COMMON STOCK (Cost $35,563,194)		45,027,063

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
JULY 31, 2013
(Unaudited)

REPURCHASE AGREEMENT — 0.0%
	Face Amount	Value
Morgan Stanley 0.010%, dated 07/31/13 to be repurchased on 08/01/13, repurchase price $16,547 (collateralized by a U.S. Treasury Note, par value $16,284, 0.625%, 12/31/14, with a total market value $16,878) (Cost $16,547)	$16,547	$16,547

TOTAL INVESTMENTS — 100.0% (Cost $35,579,741)†		$45,043,610

Percentages are based on Net Assets of $45,039,659.

* Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

† At July 31, 2013, the tax basis cost of the Portfolio’s investments was $35,579,741, and the unrealized appreciation and depreciation were $10,698,889 and $(1,235,020), respectively.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Portfolio’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$45,027,063	$—	$—	$45,027,063
Repurchase Agreement	—	16,547	—	16,547

Total Investments in Securities	$45,027,063	$16,547	$—	$45,043,610

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2013, there were no Level 3 securities.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2013